BUSINESS COMBINATION (Details Narrative) - BRL (R$) R$ in Thousands				1 Months Ended				12 Months Ended
	Oct. 07, 2022	Oct. 02, 2022	Sep. 06, 2022	Aug. 31, 2022	Jun. 30, 2022	Sep. 30, 2021	Aug. 31, 2021	Dec. 31, 2022	Jul. 31, 2022
IfrsStatementLineItems [Line Items]
Capital increase			R$ 133,100					R$ 263
Issuance of common shares			122,110,092					571,251
Fair value adjustment		R$ 376,294			R$ 259,602			R$ 72,184
Percentage of sale									100.00%
Shares issued									6,381,908
Percentage of equivalent									66.23%
Payment for acquisition						R$ 960,733
Payment for equivalent						5,013,436
Production capacity						16,300
Clinker [Member]
IfrsStatementLineItems [Line Items]
Production capacity						6,800
Cement [Member]
IfrsStatementLineItems [Line Items]
Production capacity						R$ 11,000
C S N Cimentos Brasil S A [Member]
IfrsStatementLineItems [Line Items]
Fair value adjustment				R$ 575,875
Acquisition percentage						100.00%
Payment for acquisition			R$ 960,733			R$ 910,733
Payment for equivalent			R$ 5,013,436			R$ 4,752,296
Percentage of acquisition						12.00%	99.97%
Companhia Energetica Chapeco [Member]
IfrsStatementLineItems [Line Items]
Fair value adjustment	R$ 278,636
Acquisition percentage	100.00%
Percentage of acquisition	100.00%
Elizabeth Mineracao [Member]
IfrsStatementLineItems [Line Items]
Percentage of acquisition							99.99%
Elizabeth Cimentos [Member]
IfrsStatementLineItems [Line Items]
Percentage of acquisition							88.746%
Elizabeth Mineraca [Member]
IfrsStatementLineItems [Line Items]
Percentage of acquisition							11.254%
Elizabeth Cimentos And Elizabeth Mineracao [Member]
IfrsStatementLineItems [Line Items]
Fair value adjustment							R$ 567,297
Goodwill expected future profitability								R$ 83,266
Reclassified goodwill fair value							R$ 27,667